Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000068994
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 2,147	$ 2,430	$ 2,986	$ 3,635	$ 3,258	$ 4,234	$ 5,237	$ 5,524	$ 6,773	$ 8,122	$ 9,450
C000068995
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 2,143	2,425	2,980	3,657	3,299	4,319	5,382	5,721	7,069	8,534	10,000
C000068996
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 2,337	2,640	3,232	3,925	3,508	4,552	5,617	5,909	7,230	8,643	10,000
C000073699
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 20,701	20,017	16,047	14,951	17,046	10,388	11,641	13,117	12,417	10,326	9,450
C000073700
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 20,605	19,924	15,973	14,998	17,238	10,584	11,949	13,569	12,945	10,847	10,000
C000096922
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 21,790	21,088	16,927	15,785	18,012	10,975	12,301	13,864	13,131	10,923	10,000
C000168179
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 22,547	21,736	17,372	16,134	18,334	11,136	12,438	13,975	13,187	10,932	10,000
C000073701
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 22,457	21,662	17,326	16,096	18,311	11,122	12,437	13,982	13,206	10,954	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000
FEDERATED INDEX: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	33,598	24,852	20,630	25,045	18,992	16,514	16,046	13,647	11,496	10,000
FEDERATED INDEX: S&P 500 Inverse Daily Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Account Value	$ 2,651	2,950	3,665	4,181	3,649	4,828	6,139	6,281	7,284	8,542	10,000
FEDERATED INDEX: S&P 500 Inverse Daily Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Account Value	$ 2,651	2,950	3,665	4,181	3,649	4,828	6,139	6,281	7,284	8,542	10,000
FEDERATED INDEX: S&P 500 Inverse Daily Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Inverse Daily Index
Account Value	$ 2,651	2,950	3,665	4,181	3,649	4,828	6,139	6,281	7,284	8,542	10,000
FEDERATED INDEX: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 23,410	22,266	18,143	15,807	18,532	11,393	13,293	14,655	13,518	11,433	10,000
FEDERATED INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	22,401	17,795	16,501	20,047	12,229	14,367	15,658	14,322	11,881	10,000
FEDERATED INDEX: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 23,410	22,266	18,143	15,807	18,532	11,393	13,293	14,655	13,518	11,433	10,000
FEDERATED INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	22,401	17,795	16,501	20,047	12,229	14,367	15,658	14,322	11,881	10,000
FEDERATED INDEX: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 23,410	22,266	18,143	15,807	18,532	11,393	13,293	14,655	13,518	11,433	10,000
FEDERATED INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	22,401	17,795	16,501	20,047	12,229	14,367	15,658	14,322	11,881	10,000
FEDERATED INDEX: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 23,410	22,266	18,143	15,807	18,532	11,393	13,293	14,655	13,518	11,433	10,000
FEDERATED INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	22,401	17,795	16,501	20,047	12,229	14,367	15,658	14,322	11,881	10,000
FEDERATED INDEX: Morningstar Small Value Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Value Funds Average
Account Value	$ 23,410	22,266	18,143	15,807	18,532	11,393	13,293	14,655	13,518	11,433	10,000
FEDERATED INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	$ 22,401	$ 17,795	$ 16,501	$ 20,047	$ 12,229	$ 14,367	$ 15,658	$ 14,322	$ 11,881	$ 10,000